Summary of Significant Accounting Policies - Schedule of the Following Table Provides the Number of Class A Common Stock Equivalents (Details) - shares	9 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of the Following Table Provides the Number of Class A Common Stock Equivalents [Line Items]
Total	2,240,852	9,369,370
Convertible debt and liabilities [Member]
Schedule of the Following Table Provides the Number of Class A Common Stock Equivalents [Line Items]
Total	626,979	320,013
Options [Member]
Schedule of the Following Table Provides the Number of Class A Common Stock Equivalents [Line Items]
Total	926,373	993,270
Warrants [Member]
Schedule of the Following Table Provides the Number of Class A Common Stock Equivalents [Line Items]
Total	687,500	8,056,087